Inventories - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories
Inventory obsolescence	$ 34,000	$ (523,000)	$ 594,000
Raw materials
Inventories
Inventory valuation allowance	13,525
Inventory obsolescence		92,284	220,289
Work in progress
Inventories
Inventory valuation allowance		$ 615,608	$ 373,469
Inventory obsolescence	$ 47,326